LEASES - Additional Lease Information (Details)	Dec. 31, 2020	Dec. 31, 2019
Finance leases:
Weighted-average remaining lease term (years)	2 years 4 months 24 days	0 years
Weighted-average discount rate	6.00%	0.00%
Operating leases:
Weighted-average remaining lease term (years)	2 years 6 months	2 years 3 months 18 days
Weighted-average discount rate	6.00%	6.00%